N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09277

Viking Mutual Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

VIKING TAX-FREE FUND FOR MONTANA
Schedule of Investments March 30, 2012 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.5%)

Education (12.9%)
Gallatin Cnty MT Sch Dist #44 Belgrade GO 3.500% 06/15/28	$575,000	$607,712
*MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/21	750,000	800,115
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/18	260,000	286,689
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.500% 11/15/25	770,000	825,401
MT St Brd Regt Higher Ed Rev Unref (Univ of MT) 5.750% 05/15/24	225,000	227,311
MT St Brd of Rgts Hgr Ed Rev Facs Impt - MT St Univ 5.000% 11/15/23	500,000	594,205
MT St Brd of Rgts Hgr Ed Rev Facs Impt - MT St Univ 5.000% 11/15/24	750,000	890,610
MT St Brd of Regt Higher Ed Rev Facs Impt - MT St Univ 5.000% 11/15/25	500,000	587,215
*MT St Higher Ed Student Assist Corp Student Ln Rev 6.400% 12/01/32	1,375,000	1,377,021
*Univ of MT Univ Revs Facs Acq & Imp Ser C 5.000% 11/15/17	140,000	157,203
Univ of MT Univ Revs Higher Ed Facs Impt Ser D 5.375% 05/15/19	370,000	428,079
Univ of PR 5.000% 06/01/17	1,000,000	1,053,080
		7,834,641
General Obligation (9.6%)
Bozeman MT 4.950% 07/01/20	170,000	171,642
Butte Silver Bow City & Cnty GO 3.250% 07/01/22	765,000	792,915
Sch Dist No 54 (Marion) Flathead Cnty Gen Oblig Sch Bldg 3.000% 07/01/26	125,000	126,734
Sch Dist No 54 (Marion) Flathead Cnty Gen Oblig Sch Bldg 3.000% 07/01/32	185,000	179,911
Gallatin Cnty MT High Sch Dist No 7 (Bozeman) Sch Bldg GO 4.250% 06/01/23	95,000	102,004
Glacier Cnty Sch Dist No 15 (Cut Bk) MT G.O. 2.625% 07/01/26	395,000	390,454
Glacier Cnty Sch Dist No 15 (Cut Bk) MT G.O. 3.000% 07/01/29	125,000	124,451
Glacier Cnty Sch Dist No 15 (Cut Bk) MT G.O. 3.125% 07/01/30	150,000	150,385
MT St Drinking Wtr Revolving Fd 4.200% 07/15/20	150,000	149,844
PR Comwlth Pub Impt Ser A 5.000% 07/01/21	755,000	804,838
PR Comwlth Pub Impt Ref 6.000% 07/01/27	600,000	651,162
PR Comwlth Pub Impt Ref - Ser A 5.375% 07/01/25	750,000	814,072
PR Comwlth Pub Impt Ref - Ser A 5.250% 07/01/24	750,000	820,927
Ravalli Cnty MT GO 4.250% 07/01/27	150,000	160,515
Ravalli Cnty MT GO 4.350% 07/01/28	155,000	165,233
Ravalli Cnty MT GO 4.400% 07/01/29	165,000	175,491
		5,780,578
Health Care (27.8%)
MT Fac Fin Auth Health Care Facs Rev Ref-Dev Ctr Proj 4.500% 06/01/16	250,000	258,842
MT Fac Fin Auth Health Care Facs Rev Ref-Dev Ctr Proj 4.750% 06/01/19	170,000	175,127
MT Fac Fin Auth Health Care Facs Rev Childrens Home 4.550% 01/01/17	250,000	267,780
MT Fac Fin Auth Health Master Ln Pg NE MT-B 4.500% 05/01/27	250,000	257,820
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 4.500% 01/01/17	120,000	132,469
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 5.000% 01/01/22	600,000	644,142
MT Fac Fin Auth Glendive Med Ctr 4.500% 07/01/23	250,000	266,590
MT Fac Fin Auth Health Care Care Rev Kalispell Regl Med Ctr 4.500% 07/01/23	1,025,000	1,099,825
MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.650% 07/01/24	1,365,000	1,466,897
MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.750% 07/01/25	380,000	407,881
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.250% 06/01/30	535,000	587,826
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.125% 06/01/26	1,000,000	1,095,550
MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/19	175,000	194,423
*MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/22	1,500,000	1,612,680
MT Fac Fin Auth Rev Prov Health & Svce 4.800% 12/01/20	105,000	108,366
MT St Fac Fin Auth Rev Sr Living St Johns Lutheran 6.125% 05/15/36	300,000	290,439
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/24	150,000	156,696
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/25	275,000	286,303
MT Fac Fin Auth Sisters of Charity Leavenworth 4.750% 01/01/40	1,000,000	1,049,000
MT St Fac Fin Auth Sisters of Charity Leavenworth 4.000% 01/01/19	75,000	80,844
MT Fac Fin Auth Sisters of Charity of Leavenworth 4.500% 01/01/24	1,120,000	1,184,859
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.500% 01/01/25	575,000	643,293
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.750% 01/01/31	615,000	686,789
MT St Health Fac Auth Health Care Rev (St Hosp) 5.000% 06/01/22	600,000	600,408
MT St Health Fac Auth Health Care Rev (Big Horn Hosp - Hardin) 5.100% 02/01/18	300,000	300,495
*MT St Health Fac Auth Health Care Rev (Marcus Daly Mem) 6.000% 08/01/20	1,400,000	1,393,168
Yellowstone Cnty MT Health Care Lease Rev 5.000% 09/01/29	1,250,000	1,338,550
Yellowstone Cnty MT Health Care Lease Rev 5.250% 09/01/34	245,000	264,847
		16,851,909
Housing (5.7%)
MT Brd Hsg AMT Single Family Mtg Ser B 4.750% 12/01/27	75,000	75,058
MT Brd Hsg Single Family Mtg Ser B-2 4.850% 12/01/15	45,000	45,016
MT Brd Hsg Single Family Program 5.550% 06/01/33	90,000	90,003
MT Brd Hsg Single Family Program 5.050% 12/01/24	125,000	129,796
MT Brd Hsg Single Family Program 5.300% 12/01/29	550,000	577,269
MT Brd of Hsg Single Family Homeownership-A 4.700% 12/01/26	1,165,000	1,210,004
MT St Brd Hsg Single Family Homeownership-A 4.850% 06/01/28	350,000	364,427
MT Brd of Hsg AMT-Single Familiy Homeownership 3.850% 06/01/19	850,000	862,623
MT Brd Hsg Single Family Mtg Ser C2 4.850% 12/01/26	115,000	115,746
		3,469,942
Other Revenue (15.6%)
Billings MT Spl Impt Dist No 1385 7.000% 07/01/17	255,000	268,581
Billings MT Spl Impt Dist No 1369 & 1391 5.500% 07/01/26	300,000	307,620
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.550% 07/01/20	65,000	66,087
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.700% 07/01/21	70,000	71,324
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.800% 07/01/22	70,000	71,178
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/17	390,000	399,766
*Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/18	405,000	412,484
Bozeman MT Tax Increment Urban Renewal Rev Downtown Impt Dist 4.950% 07/01/28	200,000	202,520
Butte Silver Bow MT City & Cnty Tax Increment 5.000% 07/01/21	600,000	613,878
Gallatin Cnty MT Rural Impt Dist No 396 5.500% 07/01/25	600,000	620,088
Gallatin Cnty MT Rural Impt Dist No 396 6.000% 07/01/30	1,000,000	1,042,670
Great Falls MT Tax Increment Urban Renewal West BK Urban Renewal Dist-A 5.550% 07/01/29	275,000	304,486
Helena MT Ctfs Partn 4.625% 01/01/24	270,000	297,402
Helena MT Ctfs Partn 5.000% 01/01/29	175,000	189,942
Missoula MT Tax Increment Urban Renewal 5.125% 07/01/26	125,000	133,469
MT Fac Fin Auth Health Care Facs Rev (Cmnty Counsel & Correctl Svcs) 4.500% 10/01/22	470,000	505,941
MT Fac Fin Auth Boyd Andrew Cmnty Svcs Proj 4.375% 10/01/20	285,000	305,480
MT Fac Fin Auth Health Care Facs Rev (Boyd Andrew Proj) 4.500% 10/01/22	215,000	231,441
MT St Health Fac Auth Health Care Rev (Lewis & Clark Office Proj) 5.100% 02/01/18	150,000	150,248
MT Health Facs Auth (Alternatives Inc) Prerelease Ctr. Rev 5.600% 10/01/17	655,000	655,013
MT Health Facs Auth (Boyd Andrew Prj) Pre Release Ctr 6.300% 10/01/20	795,000	795,016
PR Sales Tax Fin Corp Sales Tax Rev First Sub-SER A 5.000% 08/01/24	800,000	887,000
PR Sales Tax Fin Corp Sales Tax Rev 5.000% 08/01/26	750,000	813,098
Whitefish MT Tax Increment Urban Renewal Rev Emergency Svcs PJ Ref 4.625% 07/15/20	100,000	107,083
		9,451,815
Transportation (14.3%)
Billings MT Arpt Rev 4.500% 07/01/18	800,000	850,744
Billings MT Arpt Rev 4.750% 07/01/19	350,000	373,559
Billings MT Arpt Rev 5.000% 07/01/20	235,000	251,612
Madison Cnty MT Rural Impt Dist 5.500% 07/01/25	770,000	807,068
Madison Cnty MT Rural Impt Dist 6.000% 07/01/30	1,000,000	1,044,540
Missoula MT Spl Assmt Pooled Spl Sidewalk Curb 4.750% 07/01/27	200,000	207,774
Missoula MT Spl Assmt Sidewalk Curb 6.000% 07/01/30	200,000	214,032
Missoula MT Spl Impt Dists #540 4.600% 07/01/24	100,000	101,031
Missoula MT Spl Impt Dists #540 4.600% 07/01/25	105,000	105,799
Missoula MT Spl Impt Dists NO 541 5.400% 07/01/29	370,000	407,440
Missoula MT Spl Impt Dists No 548 4.000% 07/01/19	190,000	200,351
Missoula MT Spl Impt Dists No 548 4.625% 07/01/23	240,000	253,678
Missoula MT Spl Impt Dists No 548 5.250% 07/01/27	240,000	257,534
Missoula MT Spl Impt Dists No 548 5.500% 07/01/31	235,000	251,281
MT St Dept Transn Rev Grant Antic Hwy 93 5.000% 06/01/22	350,000	397,824
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	205,000	207,433
PR Comwlth Hwy & Transn Auth Hwy Rev 5.500% 07/01/20	165,000	212,855
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	295,000	307,712
PR Comwlth Hwy & Transn Auth Hwy Rev 5.500% 07/01/20	105,000	117,020
PR Comwlth Hwy & Transn Auth Hwy Rev 6.250% 07/01/21	500,000	584,650
PR Comwlth Hwy & Transn Auth Transn Rev 5.500% 07/01/29	370,000	398,760
PR Comwlth Hwy & Transn Auth Transn Rev 5.000% 07/01/26	300,000	305,475
PR Comwlth Hwy & Transn Auth Transn Rev 5.500% 07/01/23	750,000	818,865
		8,677,037
Utilities (8.6%)
Dillon MT Wtr & Swr Sys Rev 4.000% 08/01/41	675,000	691,193
*Forsyth MT Pollution Ctl Rev Ref Northwestern Corp Colstrip 4.650% 08/01/23	1,800,000	1,913,544
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/28	1,000,000	1,026,390
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/22	725,000	802,851
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/25	750,000	776,550
		5,210,528

TOTAL MUNICIPAL BONDS (COST: $54,599,284)		$57,276,450

SHORT-TERM SECURITIES (4.3%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.021% (COST: $2,613,908)	2,613,908	$2,613,908

TOTAL INVESTMENTS IN SECURITIES (COST: $57,213,192) (98.8%)		$59,890,358
OTHER ASSETS LESS LIABILITIES (1.2%)		699,934

NET ASSETS (100.0%)		$60,590,292

^Variable rate security; rate shown represents rate as of March 30, 2012.
*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

VIKING TAX-FREE FUND FOR NORTH DAKOTA
Schedule of Investments March 30, 2012 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.0%)

Education (13.5%)
Barnes Cnty ND North Public Sch Dist Bldg Auth Lease Rev 4.000% 05/01/22	$250,000	$246,647
Fargo ND Sch Dist Bldg Auth Lease Rev Ref 4.000% 05/01/20	250,000	269,550
Minot ND Pub Sch Dist Bldg Auth 4.800% 05/01/23	210,000	210,473
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.000% 08/01/18	175,000	180,567
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.500% 08/01/23	125,000	128,070
ND St Brd Higher Ed Rev Hsg & Aux - BSC 4.750% 05/01/19	100,000	100,619
ND St Brd Higher Ed Rev Hsg & Aux - Bismarck St College 5.350% 05/01/30	500,000	489,525
ND St Brd of Higher Ed (ND St Univ Hsg & Aux Facs) 5.000% 04/01/27	250,000	272,095
ND St Brd of Higher Ed 5.000% 04/01/25	160,000	176,669
PR Facs Fing Auth High Ed Rev Inter Amern Univ of PR Proj 5.000% 10/01/22	500,000	500,010
Univ of PR 5.000% 06/01/17	450,000	473,886
		3,048,111
General Obligation (12.5%)
Fargo ND Ref & Impt - Ser C 4.000% 05/01/32	250,000	258,920
Fargo ND Pub Sch Dist No 1 Ltd Tax-Sch Bldg 4.500% 05/01/21	250,000	266,633
Fargo ND Pub Sch Dist No 1 Ltd Tax 5.000% 05/01/23	200,000	216,614
Grand Forks ND Ref Impt 5.000% 12/01/24	100,000	101,496
Grand Forks ND Pub Bldg 4.625% 12/01/26	350,000	376,407
*Minot ND (Hwy Bonds) GO 5.000% 10/01/23	555,000	561,777
Minot ND Wtr & Swr Util Resv Rev 5.250% 10/01/22	200,000	222,718
Minot ND Wtr & Swr Util Resv Rev 5.375% 10/01/23	250,000	281,935
West Fargo ND Pub Sch Dist No 6 4.00% 05/01/23	500,000	546,905
		2,833,405
Health Care (20.0%)
Burleigh Cnty ND Health Care Rev Ref-St. Alexius Med Ctr- Ser A 5.000% 07/01/22	300,000	330,840
Burleigh Cnty ND Health Care Rev Ref-St. Alexius Ctr-Ser A 4.500% 07/01/32	250,000	248,255
Burleigh Cnty ND Mun Indl Dev Act Rev Ref MO Slope Luth Care Ctr 5.050% 11/01/18	125,000	122,715
Fargo ND Health Sys Rev MeritCare Obligated 5.125% 06/01/27	75,000	75,449
Fargo ND Health Sys 5.500% 11/01/20	500,000	576,440
Fargo ND Health Sys 6.000% 11/01/28	500,000	579,165
Grand Forks ND Health Care Sys Rev Altru Health Sys Oblig Group 5.625% 08/15/27	700,000	685,594
Grand Forks ND Nursing Fac 7.250% 11/01/29	300,000	322,056
Langdon ND Health Care Facs Rev Cavalier Cnty MEM Hosp PJ 6.200% 01/01/25	155,000	162,432
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.250% 07/01/15	385,000	415,908
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.125% 07/01/25	500,000	509,220
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.125% 07/01/29	500,000	498,535
		4,526,609
Housing (14.3%)
ND St Hsg Fin Agy 4.450% 01/01/25	1,170,000	1,218,555
ND Pub Fin Auth McVille & Drayton Obl Grp 4.500% 06/01/26	400,000	429,656
ND St Hsg Fin Agy 5.400% 07/01/23	670,000	697,470
ND Hsg Fin Agy Mtg Rev Hsg Fin Pg 5.650% 07/01/28	45,000	46,600
*ND (HFA) Hsg Fin Rev 5.200% 07/01/22	570,000	583,486
ND Hsg Fin Agy 5.150% 07/01/23	240,000	249,998
		3,225,765
Other Revenue (16.5%)
Fargo ND Bldg Auth Lease Rev 5.000% 05/01/20	50,000	50,128
Grand Forks Cnty ND Bldg Auth Lease Rev 5.000% 12/01/20	200,000	213,216
Grand Forks ND Mosquito Ctl Rev 4.750% 09/01/24	100,000	106,344
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/20	150,000	160,470
ND Pub Fin Auth AMT - Indl Dev Prog - Ser A 5.000% 06/01/31	240,000	245,782
ND Pub Fin Auth St Revolving Fund 5.500% 10/01/27	250,000	289,390
ND Pub Fin Auth Indl Dev Prog 6.000% 06/01/34	200,000	225,258
*ND Bldg Auth Lease Rev 5.000% 12/01/22	1,020,000	1,061,514
PR Comwlth Infrastructure Fing Auth Spl Tax Rev Ser A 5.500% 07/01/28	135,000	147,286
PR Pub Bldgs Auth Govt Fac Rev Gtd 5.500% 07/01/23	200,000	210,072
PR Sales Tax Fin Corp Sales Tax Rev First Sub-SER A 5.000% 08/01/24	400,000	443,500
PR Sales Tax Fing Corp Sales Tax Rev 5.000% 08/01/26	150,000	162,619
Williams Cnty ND Sales Tax Rev 5.000% 11/01/21	100,000	102,575
Williams Cnty ND Sales Tax Rev 5.000% 11/01/31	75,000	75,185
Williams Cnty ND Sales Tax Rev 5.000% 11/01/31	250,000	250,618
		3,743,957
Transportation (6.4%)
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.600% 06/01/24	350,000	386,018
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 5.000% 06/01/29	500,000	549,550
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	210,000	212,493
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	290,000	302,496
		1,450,557
Utilities (13.8%)
#Bismarck ND Wtr Revenue 2.500% 04/01/21	500,000	503,600
Mclean Cnty ND Solid Waste Facs Rev Great River Energy Proj 4.875% 07/01/26	950,000	1,032,745
ND St Wtr Commn Rev Wtr Dev & Mgmt Prog 5.000% 08/01/25	500,000	535,660
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/23	600,000	627,732
PR Elec Pwr Auth Pwr Rev REF-SER ZZ 5.000% 07/01/26	250,000	257,845
South Central Regl Wtr Dist Util Sys Rev Ref - Northern Burleigh Cnty ND 5.000% 10/01/23	150,000	156,645
		3,114,227

TOTAL MUNICPAL BONDS (COST: $20,897,074)		$21,942,631

SHORT-TERM SECURITIES (4.0%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.021% (Cost: $899,034)	899,034	$899,034

TOTAL INVESTMENTS IN SECURITIES (COST: $21,796,108) (101.0%)		$22,841,665
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.0%)		(223,810)

NET ASSETS (100.0%)		$22,617,855

^Variable rate security; rate shown represents rate as of March 30, 2012.
*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of March 30, 2012.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At March 30, 2012, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Viking Tax-Free Fund for Montana	Viking Tax-Free Fund for North Dakota
Investments at cost	$57,213,192	$21,796,108
Unrealized appreciation	$2,784,475	$1,067,386
Unrealized depreciation	($107,309)	($21,829)
Net unrealized appreciation (depreciation)*	$2,677,166	$1,045,557

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of March 30, 2012:

Viking Tax-Free Fund for Montana

	Level 1	Level 2	Level 3	Total
Short Term Securities	$2,613,908	$0	$0	$2,613,908
Municipal Bonds	0	57,276,450	0	57,276,450
Total	$2,613,908	$57,276,450	$0	$59,890,358

Viking Tax-Free Fund for North Dakota

	Level 1	Level 2	Level 3	Total
Short Term Securities	$899,034	$0	$0	$899,034
Municipal Bonds	0	21,942,631	0	21,942,631
Total	$899,034	$21,942,631	$0	$22,841,665

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 25, 2012

By: /s/ Adam Forthun
Adam Forthun
Treasurer

May 25, 2012